Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2013

This report contains information regarding RBC Covered Bond Programme's Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

The Guarantor LP has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme.  For defined terms, please see page 204 and following of the Global Covered Bond Prospectus ("Global Prospectus") approved by the United Kingdom Listing Authority and published on April 16, 2011 on the website of the Regulatory News Service operated by the London Stock Exchange at http://www.londonstockexchange.com/exchange/news/market-news/market-news-detail.html?announcementId=10835765 under Royal Bank of Canada and the headline "Publication of Prospectus" or the registration statement filed with the United States Securities and Exchange Commission under File No. 333-181552.  The most recent version of the prospectus filed with the SEC (the "U.S. Prospectus") is available through the SEC's EDGAR system at http://www.sec.gov/cgi-bin/browse-edgar?company=&match=&CIK=&filenum=333-181552&State=&Country=&SIC=&owner=exclude&Find=Find+Companies&action=getcompany

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless specified otherwise.

Program Information

	Initial	C$
Series	Principal Amount	Equivalent	Maturity Date	Coupon Rate	Rate Type
CB2	€1,250,000,000	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	$1,490,100,000	12/4/2015	0.625%	Fixed

Parties
Issuer	Royal Bank of Canada
Covered Bond Trustee	Computershare Trust Company of Canada
Guarantor LP	RBC Covered Bond Guarantor Limited Partnership

Royal Bank of Canada's Credit Ratings

	Moody's	Standard & Poor's	DBRS	Fitch Ratings
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A1	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable
Covered Bonds	Aaa	AAA	AAA	AAA

Events of Defaults & Test Compliance
Issuer Event of Default	No
Guarantor LP Event of Default	No

Supplementary Information

Series	Swap Provider	Translation Rate
CB2	Royal Bank of Canada	1.5070000 C$/€
CB3	Royal Bank of Canada	N/A
CB4	Royal Bank of Canada	N/A
CB5	Royal Bank of Canada	1.0051000 C$/US$
CB6	Royal Bank of Canada	N/A
CB7	Royal Bank of Canada	1.1149700 C$/CHF
CB8	Royal Bank of Canada	0.9762000 C$/US$
CB9	Royal Bank of Canada	0.9934000 C$/US$

Asset Coverage Test(1) (C$)

Outstanding Covered Bonds	$10,579,485,000

A = lesser of (i) LTV Adjusted True Balance and	$19,695,059,744	A (i)	$21,618,083,570
(ii) Asset Percentage Adjusted True Balance		A (ii)	$19,695,059,744
B = Principal Receipts		Asset Percentage:	91.10%
C = Cash Capital Contributions
D = Substitute Assets and/or Authorized Investments
Z = Negative Carry Factor calculation	$362,005,837
Total: A + B + C + D - Z	$19,333,053,907

Asset Coverage Test	Pass

(1) For further information regarding the Asset Coverage Test, please see pages 157 to 159 of the Global Prospectus or pages 116 to 119 of the U.S. Prospectus.

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2013	Page 1 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$21,937,279,016
Current Month Ending Balance	$21,643,453,164
Number of Mortgage Loans in Pool	146,077
Average Loan Size	$148,165
Number of Properties	126,999
Number of Borrowers	124,400

Weighted Average LTV - Authorized	70.24%
Weighted Average LTV - Drawn	62.42%
Weighted Average Rate	3.21%
Weighted Average Original Term	57.01	(Months)
Weighted Average Remaining Term	30.89	(Months)
Weighted Average Seasoning	26.12	(Months)

Cover Pool Delinqunecy Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	145,622	99.68	$21,563,346,396	99.62
30 to 59 days past due	168	0.12	$29,968,623	0.14
60 to 89 days past due	82	0.06	$14,109,927	0.07
90 or more days past due	205	0.14	$36,028,218	0.17
Total	146,077	100.00	$21,643,453,164	100.00

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
January 31, 2013	$463,871	0.03%

Cover Pool Flow of Funds

	31-Jan-2013		31-Dec-2012
Cash Inflows
Principal Collections	$293,825,851		$311,383,030
Interest Collections	$59,758,529		$58,058,893
Swap Interest Received	$56,038,336	2	$56,515,924	1
Cash Outflows
Swap Interest Paid	($59,758,529)	2	($58,058,893)	1
Intercompany Loan Interest	($55,926,259)	2	($56,402,892)	1
Intercompany Loan Principal	($293,825,851)	2	($311,383,030)	1
Net Inflows/(Outflows)	$112,077		$113,032
Notes:
1. Cash settlement occurred on January 17, 2013
2. Cash settlement to occur on February 19, 2013

Cover Pool Reserve Account

Reserve Account Balance	$0

Cover Pool Material Breaches or Representations and Warranties

Material Breaches or Representation and Warranties	Nil

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,578	12.72	$3,059,565,369	14.14
British Columbia	28,431	19.46	$5,474,882,280	25.30
Manitoba	5,204	3.56	$533,549,071	2.47
New Brunswick	2,227	1.52	$181,184,559	0.84
Newfoundland	1,429	0.98	$145,786,583	0.67
Northwest Territories	88	0.06	$14,073,107	0.07
Nova Scotia	4,236	2.90	$394,954,188	1.82
Nunavut	4	0.00	$735,048	0.00
Ontario	57,819	39.58	$8,756,974,353	40.45
Prince Edward Island	498	0.34	$42,266,553	0.20
Quebec	23,148	15.85	$2,521,891,448	11.65
Saskatchewan	4,319	2.96	$503,537,039	2.33
Yukon	96	0.07	$14,053,566	0.06
Total	146,077	100.00	$21,643,453,164	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2013	Page 2 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2013

Cover Pool Bureau Score Distribution

Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,125	0.77	$205,572,546	0.95
499 and below	785	0.54	$101,952,642	0.47
500 - 539	621	0.43	$87,822,643	0.41
540 - 559	532	0.36	$78,674,913	0.36
560 - 579	665	0.46	$94,356,181	0.44
580 - 599	977	0.67	$144,880,579	0.67
600 - 619	1,620	1.11	$243,794,900	1.13
620 - 639	2,374	1.63	$369,888,249	1.71
640 - 659	3,547	2.43	$573,418,776	2.65
660 - 679	5,073	3.47	$798,425,675	3.69
680 - 699	6,853	4.69	$1,090,574,726	5.04
700 - 719	8,106	5.55	$1,278,592,154	5.91
720 - 739	9,153	6.27	$1,424,469,939	6.58
740 - 759	10,070	6.89	$1,591,352,887	7.35
760 - 779	10,585	7.25	$1,656,639,280	7.65
780 - 799	11,964	8.19	$1,855,315,412	8.57
800 and above	72,027	49.29	$10,047,721,662	46.42
Total	146,077	100.00	$21,643,453,164	100.00

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	88,241	60.41	$12,124,916,592	56.02
Variable	57,836	39.59	$9,518,536,572	43.98
Total	146,077	100.00	$21,643,453,164	100.00

Cover Pool Occupancy Type Distribution

Occupancy Code	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,790	8.76	$2,074,728,247	9.59
Owner Occupied	133,287	91.24	$19,568,724,917	90.41
Total	146,077	100.00	$21,643,453,164	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	52	0.04	$8,947,183	0.04
2.0000% - 2.4999%	26,053	17.84	$4,870,059,066	22.50
2.5000% - 2.9999%	34,138	23.37	$5,336,169,268	24.65
3.0000% - 3.4999%	22,578	15.46	$3,237,020,313	14.96
3.5000% - 3.9999%	38,980	26.67	$5,559,313,927	25.69
4.0000% - 4.4999%	14,802	10.13	$1,683,754,807	7.78
4.5000% - 4.9999%	1,616	1.11	$175,467,934	0.81
5.0000% - 5.4999%	3,149	2.16	$367,060,385	1.70
5.5000% - 5.9999%	3,481	2.38	$309,533,624	1.43
6.0000% - 6.4999%	1,173	0.80	$91,130,840	0.42
6.5000% - 6.9999%	37	0.03	$4,002,570	0.02
7.0000% and above	18	0.01	$993,247	0.00
Total	146,077	100.00	$21,643,453,164	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	21,440	14.68	$2,677,984,915	12.37
12.00 - 23.99	25,965	17.77	$3,625,958,517	16.75
24.00 - 35.99	36,653	25.09	$5,752,508,946	26.58
36.00 - 47.99	46,903	32.12	$7,331,294,358	33.88
48.00 - 59.99	12,785	8.75	$1,949,983,403	9.01
60.00 - 71.99	492	0.34	$68,123,803	0.31
72.00 - 83.99	1,642	1.12	$205,980,363	0.95
84.00 and above	197	0.13	$31,618,859	0.15
Total	146,077	100.00	$21,643,453,164	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2013	Page 3 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	62,978	43.11	$3,333,072,707	15.40
100,000 - 149,999	27,039	18.51	$3,369,361,843	15.57
150,000 - 199,999	20,812	14.25	$3,609,161,602	16.66
200,000 - 249,999	13,117	8.98	$2,927,935,959	13.53
250,000 - 299,999	8,413	5.76	$2,297,021,979	10.61
300,000 - 349,999	4,928	3.37	$1,591,915,287	7.36
350,000 - 399,999	2,934	2.01	$1,092,547,202	5.05
400,000 - 449,999	1,775	1.22	$750,814,632	3.47
450,000 - 499,999	1,193	0.82	$564,608,828	2.61
500,000 - 549,999	747	0.51	$391,121,379	1.81
550,000 - 599,999	518	0.35	$297,641,490	1.38
600,000 - 649,999	351	0.24	$219,096,052	1.01
650,000 - 699,999	269	0.18	$181,391,453	0.84
700,000 - 749,999	216	0.15	$156,558,662	0.72
750,000 - 799,999	145	0.10	$111,915,010	0.52
800,000 - 849,999	96	0.07	$78,984,691	0.36
850,000 - 899,999	66	0.05	$57,666,142	0.27
900,000 - 949,999	61	0.04	$56,420,597	0.26
950,000 - 999,999	76	0.05	$73,870,154	0.34
1,000,000 and above	343	0.23	$482,347,495	2.23
Total	146,077	100.00	$21,643,453,164	100.00

Cover Pool Property Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	15,139	10.36	$2,194,031,474	10.14
Detached	112,302	76.89	$16,674,410,299	77.05
Duplex	3,010	2.06	$436,923,150	2.02
Fourplex	735	0.50	$138,786,646	0.64
Other	355	0.24	$45,553,020	0.20
Row (Townhouse)	7,311	5.00	$1,093,704,140	5.05
Semi-detached	6,381	4.37	$921,157,232	4.26
Triplex	844	0.58	$138,887,203	0.64
Total	146,077	100.00	$21,643,453,164	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	5,132	4.04	$163,861,831	0.76
20.01 - 25.00	1,915	1.51	$117,273,160	0.54
25.01 - 30.00	2,135	1.68	$164,204,923	0.76
30.01 - 35.00	2,463	1.94	$226,165,802	1.04
35.01 - 40.00	3,189	2.51	$343,179,199	1.59
40.01 - 45.00	3,192	2.51	$380,524,253	1.76
45.01 - 50.00	4,809	3.79	$630,099,153	2.91
50.01 - 55.00	5,271	4.15	$790,372,471	3.65
55.01 - 60.00	6,842	5.39	$1,113,260,329	5.14
60.01 - 65.00	10,348	8.15	$1,977,823,160	9.14
65.01 - 70.00	7,788	6.13	$1,548,604,800	7.16
70.01 - 75.00	22,823	17.97	$3,500,682,418	16.17
75.01 - 80.00	51,092	40.23	$10,687,401,665	49.38
Total	126,999	100.00	$21,643,453,164	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	9,224	7.26	$376,600,792	1.74
20.01 - 25.00	3,989	3.14	$295,361,857	1.36
25.01 - 30.00	4,599	3.62	$420,315,396	1.94
30.01 - 35.00	5,134	4.04	$545,539,445	2.52
35.01 - 40.00	5,950	4.69	$730,462,819	3.37
40.01 - 45.00	6,433	5.07	$875,126,229	4.04
45.01 - 50.00	7,812	6.15	$1,157,187,204	5.35
50.01 - 55.00	8,859	6.98	$1,447,734,397	6.69
55.01 - 60.00	10,573	8.33	$1,891,611,356	8.74
60.01 - 65.00	12,366	9.74	$2,443,442,971	11.29
65.01 - 70.00	11,537	9.08	$2,377,117,762	10.98
70.01 - 75.00	16,179	12.74	$3,405,852,875	15.74
75.01 - 80.00	24,344	19.16	$5,677,100,061	26.24
Total	126,999	100.00	$21,643,453,164	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2013	Page 4 of 4